Organization and principal activities - Sales Commitment Arrangements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Percentage of base transaction price	100.00%	100.00%
Payable to equity method investees for direct transactions with property developers	¥ 0
Deposits with real estate developers	0
Revenue	942,380	$ 147,880	¥ 2,451,287	¥ 3,599,436
Allowance for doubtful deposits	60,975
Base commission from transactions
Variable Interest Entity [Line Items]
Revenue	821,899		2,223,685	¥ 3,454,957
Sales Commitment Arrangements
Variable Interest Entity [Line Items]
Deposits with real estate developers	42,585
Sales Commitment Arrangements | Base commission from transactions
Variable Interest Entity [Line Items]
Revenue			22,077
Sales Commitment Arrangements | Sales Incentive
Variable Interest Entity [Line Items]
Revenue	2,861		2,009
Self-Commitment or Non-Group Collaborative Agreements | Sales Incentive
Variable Interest Entity [Line Items]
Revenues shared with fund providers (including the Group's equity method investees)	¥ 388		¥ 15,803
Maximum
Variable Interest Entity [Line Items]
Withdrawal penalty	10.00%